Goodwill - Sensitivity to Change in Assumptions (Details) - item	Dec. 31, 2018	Dec. 31, 2017
Budgeted revenue growth (change in pp) | SAP Business Network
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(11.8)	(8.6)
Budgeted revenue growth (change in pp) | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(8.3)
Pre-tax discount rate | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	10.2
After-tax discount rate (change in pp) | SAP Business Network
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	6.6	4.3
Target operating margin at the end of the budgeted period | SAP Business Network
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(22)	(17)
Target operating margin at the end of the budgeted period | Customer Experience
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(28)